SEGMENTED INFORMATION - Schedule of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenues	$ 1,710	$ 1,692	$ 3,224	$ 3,272
Property, plant and equipment	73,330		73,330		$ 74,543
Hydroelectric
Disclosure of operating segments [line items]
Revenues	886	720	1,598	1,428
Wind
Disclosure of operating segments [line items]
Revenues	349	435	739	877
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	316	338	595	636
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	159	199	292	331
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	411	396	740	713
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	4,831		4,831		4,648
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	57	55	124	106
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	15,871		15,871		15,375
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	418	$ 269	734	$ 609
United States
Disclosure of operating segments [line items]
Property, plant and equipment	29,384		29,384		30,427
Canada
Disclosure of operating segments [line items]
Property, plant and equipment	7,716		7,716		7,974
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	5,110		5,110		6,032
Asia–Pacific
Disclosure of operating segments [line items]
Property, plant and equipment	9,268		9,268		8,954
Other
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,150		$ 1,150		$ 1,133